UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

116 S. Stewart Street

Winchester, VA 22601

(Address of principal executive offices)(Zip code)

116 S. Stewart Street

Winchester, VA 22601

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Schedule of Investments
	March 31, 2013 ( Unaudited)

Shares		Value

COMMON STOCKS - 84.47%

Calculating & Accounting Machines - 4.98%
16,000	NCR Corp. *	$ 440,960

Construction Machinery & Equipment - 6.39%
27,500	Manitowoc Co., Inc.	565,400

Electronic & Other Electrical Equipment - 9.46%
6,500	Emerson Electric Co.	363,155
20,500	General Electric Co.	473,960
		837,115
Electronic Computers - 2.88%
575	Apple, Inc.	254,530

Electrical Equipment & Instruments - .00%
25	Flextronics International Ltd. (Singapore) *	169

Health Care Equipment & Supplies - 6.21%
8,100	Covidien Ltd.	549,504

Miscellaneous Fabricated Metal Products - 4.69%
70,000	Mueller Water Products, Inc.	415,100

National Commercial Banks - 4.29%
8,000	JPMorgan Chase & Co.	379,680

Oil, Gas & Consumable Fuels - 3.60%
4,500	National Oilwell Varco, Inc.	318,375

Operative Builders - 5.91%
21,500	D.R. Horton, Inc.	522,450

Petroleum Refining - 6.17%
12,000	Valero Energy Corp.	545,880

Pharmaceutical Preparations - 7.94%
9,500	Abbott Laboratories	335,540
9,000	Abbvie, Inc.	367,020
		702,560
Pharmaceuticals - 5.56%
17,000	Mylan, Inc. *	491,980

Radio & TV Broadcasting - 6.05%
8,000	Qualcomm, Inc.	535,520

Retail-Catalog & Mail-Order Houses - 4.97%
1,650	Amazon.com, Inc. *	439,709

Semiconductors & Related Devices - 2.19%
6,000	Oracle Corp.	193,980

State Commercial Banks - 3.16%
10,000	The Bank of New York Mellon Corp.	279,900

TOTAL FOR COMMON STOCKS (Cost $6,103,206) - 84.47%		$ 7,472,812

EXCHANGE TRADED FUNDS - 3.29%
10,000	iPath 30 Year US Treasury Long Bond Bear *	290,800

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $289,929) - 3.29%		$ 290,800

LIMITED PARTNERSHIPS - 5.00%
4,925	Kinder Morgan Energy Partners, LP	442,117

TOTAL FOR LIMITED PARTNERSHIPS (Cost $169,220) - 5.00%		$ 442,117

REAL ESTATE INVESTMENT TRUSTS - 5.76%
5,500	American Tower Corp.	423,060
7,000	Ashford Hospitality Trust, Inc.	86,520

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $418,144) - 5.76%		$ 509,580

TOTAL INVESTMENTS (Cost $7,072,397) - 98.51%		$ 8,715,309

OTHER ASSETS LESS LIABILITIES (1.49%)		131,722

NET ASSETS - 100.00%		$ 8,847,031

* Non-income producing securities during the period.

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS

At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,072,397 amounted to $1,783,217, which consisted of aggregate gross unrealized appreciation of $1,905,337 and aggregate gross unrealized depreciation of $122,120.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,472,812	$0	$0	$7,472,812
Limited Partnerships	$442,117	$0	$0	$442,117
Real Estate Investment Trusts	$509,580	$0	$0	$509,580
Exchange Traded Funds	$290,800	$0	$0	$290,800
Cash Equivalents	$0	$0	$0	$0
Total	$8,715,309	$0	$0	$8,715,309

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date May 23, 2013

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date May 23, 2013